Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,620,460.18
Previously Paid Amount	0.00
Total Fee Amount	914.29
Total Offset Amount	0.00
Net Fee	$ 914.29
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A